Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

19. Restatement of Previously Issued Financial Statements

The Company concluded it should restate its previously issued financial statements by amending its Preliminary Proxy Statement originally filed with the SEC on February 13, 2023 (the “Original Report”) and as amended on May 12, 2023 (“First Amendment”). This restatement resulted in a restatement of Note 13 (Commitments and Contingencies), Note 16 (Other Income (Expense), Net) and Note 18 (Segment Information) to the combined and consolidated financial statements and the restatement of combined and consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020. There was no impact of the restatement on our combined and consolidated balance sheets as of December 31, 2022, 2021, and 2020, combined and consolidated statements of operations and comprehensive loss for the years ended December 31, 2022, combined and consolidated statements of changes in net parent investment for the years ended December 31, 2022, 2021, and 2020, and combined and consolidated statements of cash flows for the years ended December 31, 2022, 2021, and 2020 or to such statements in any interim reports.

	Year ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Revenue, net	$217,272		$217,272
Related party revenue, net	272		272
Cost of revenue (exclusive of depreciation and amortization)	175,117		175,117
Related party cost of revenue	380		380
Selling, general and administrative expenses (exclusive of depreciation and amortization)	35,500	8,699	44,199
Related party expense	10,606		10,606
Depreciation and amortization	6,312		6,312
Operating loss	$(10,371)	$(8,699)	$(19,070)
Other expense (income), net
Interest expense, net	$2,844		$2,844
Related party interest income, net	(217)		(217)
Foreign exchange losses, net	2,195		2,195
Other (income) expense, net	8,682	(8,699)	(17)
Net loss before income taxes	$(23,875)	$—	$(23,875)
Income tax expense	(4,502)		(4,502)
Net loss	$(28,377)	$—	$(28,377)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	3,622		3,622
Unrealized pension actuarial losses	(8,508)		(8,508)
Total other comprehensive loss, net of tax	$(33,263)	$—	$(33,263)
	Year ended December 31, 2021
	As Previously Reported	Restatement Adjustment	As Restated
Revenue, net	$205,772		$205,772
Related party revenue, net	178		178
Cost of revenue (exclusive of depreciation and amortization)	164,256		164,256
Related party cost of revenue	766		766
Selling, general and administrative expenses (exclusive of depreciation and amortization)	31,895	(2,131)	29,764
Related party expense	9,807		9,807
Depreciation and amortization	5,166		5,166
Operating loss	$(5,940)	$2,131	$(3,809)
Other expense (income), net:
Interest expense, net	$2,836		$2,836
Related party interest income, net	(141)		(141)
Foreign exchange losses, net	1,162		1,162
Other expense, net	11	2,131	2,142
Net loss before income taxes	$(9,808)	$—	$(9,808)
Income tax expense	2,920		2,920
Net loss	$(12,728)	$—	$(12,728)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(744)		(744)
Unrealized pension actuarial gains	6,188		6,188
Total other comprehensive loss, net of tax	$(7,284)	$—	$(7,284)